Label	Element	Value
TIAA-CREF International Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIAA-CREF U.S. EQUITY FUNDS
TIAA-CREF Small-Cap Equity Fund
TIAA-CREF Small/Mid-Cap Equity Fund

TIAA-CREF INTERNATIONAL & GLOBAL FUNDS
TIAA-CREF International Small-Cap Equity Fund

SUPPLEMENT NO. 1
dated May 10, 2018, to the Summary Prospectuses for all Funds and the Statutory Prospectus for the TIAA-CREF U.S. Equity Funds, each dated March 1, 2018

SUPPLEMENT NO. 2
dated May 10, 2018, to the Statutory Prospectus for the TIAA-CREF International & Global Funds dated March 1, 2018

The Board of Trustees of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective August 1, 2018 (the “Effective Date”). Therefore, as of the Effective Date, all references to the Funds in the Summary Prospectuses and Statutory Prospectuses are hereby changed as follows:

Existing name	New name
TIAA-CREF International Small-Cap Equity Fund	TIAA-CREF Quant International Small-Cap Equity Fund
TIAA-CREF Small-Cap Equity Fund	TIAA-CREF Quant Small-Cap Equity Fund
TIAA-CREF Small/Mid-Cap Equity Fund	TIAA-CREF Quant Small/Mid-Cap Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF International Small-Cap Equity Fund